COMMERCIAL PROPERTY REVENUE	6 Months Ended
Jun. 30, 2020
Revenue [abstract]
COMMERCIAL PROPERTY REVENUE	COMMERCIAL PROPERTY REVENUE
The components of commercial property revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2020	2019	2020	2019
Base rent	$870	$953	$1,789	$1,971
Straight-line rent	22	28	41	63
Lease termination	4	15	11	21
Other lease income(1)	160	150	357	324
Other revenue from tenants(2)	245	240	507	481
Total commercial property revenue	$1,301	$1,386	$2,705	$2,860
(1)Other lease income includes parking revenue and recovery of property tax and insurance expenses from tenants.
(2)Consists of recovery of certain operating expenses from tenants which are accounted for in accordance with IFRS 15, Revenue from Contracts with Customers.
INVESTMENT AND OTHER REVENUE
The components of investment and other revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2020	2019	2020	2019
Investment income	$24	$60	$47	$68
Fee revenue	50	58	113	122
Dividend income	2	2	36	3
Interest income and other	10	13	20	45
Participating loan notes	—	4	—	7
Total investment and other revenue	$86	$137	$216	$245